Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2019
ALPS Sector Dividend Dogs ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

ALPS SECTOR DIVIDEND DOGS ETF (NYSE ARCA: SDOG)
ALPS INTERNATIONAL SECTOR DIVIDEND DOGS ETF (NYSE ARCA: IDOG)
ALPS EMERGING SECTOR DIVIDEND DOGS ETF (NYSE ARCA: EDOG)

SUPPLEMENT DATED JULY 26, 2019
TO THE SUMMARY PROSEPCTUSES AND PROSPECTUS DATED MARCH 31, 2019, AS
SUPPLEMENTED FROM TIME TO TIME

SDOG Summary Prospectus and SDOG Prospectus

The third sentence in the first paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

“Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S&P 500 which offer the highest dividend yields.

The third sentence in the second paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S&P 500 which offer the highest dividend yields as of the last business day of November.

IDOG Summary Prospectus and IDOG Prospectus

The second and third sentences in the first paragraph under the header entitled “Principal Investment Strategies” are hereby deleted and replaced with the following information:

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network Developed Markets (ex NA) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S Net Developed Markets which offer the highest dividend yields.

The first sentence in the third paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S Net Developed Markets which offer the highest dividend yields as of the last trading day of November.

EDOG Summary Prospectus and EDOG Prospectus

The third sentence in the first paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

“Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields.

The first sentence in the third paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields as of the last trading day of November.

ALPS International Sector Dividend Dogs ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

ALPS SECTOR DIVIDEND DOGS ETF (NYSE ARCA: SDOG)
ALPS INTERNATIONAL SECTOR DIVIDEND DOGS ETF (NYSE ARCA: IDOG)
ALPS EMERGING SECTOR DIVIDEND DOGS ETF (NYSE ARCA: EDOG)

SUPPLEMENT DATED JULY 26, 2019
TO THE SUMMARY PROSEPCTUSES AND PROSPECTUS DATED MARCH 31, 2019, AS
SUPPLEMENTED FROM TIME TO TIME

SDOG Summary Prospectus and SDOG Prospectus

The third sentence in the first paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

“Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S&P 500 which offer the highest dividend yields.

The third sentence in the second paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S&P 500 which offer the highest dividend yields as of the last business day of November.

IDOG Summary Prospectus and IDOG Prospectus

The second and third sentences in the first paragraph under the header entitled “Principal Investment Strategies” are hereby deleted and replaced with the following information:

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network Developed Markets (ex NA) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S Net Developed Markets which offer the highest dividend yields.

The first sentence in the third paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S Net Developed Markets which offer the highest dividend yields as of the last trading day of November.

EDOG Summary Prospectus and EDOG Prospectus

The third sentence in the first paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

“Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields.

The first sentence in the third paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields as of the last trading day of November.

ALPS Emerging Sector Dividend Dogs ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

ALPS SECTOR DIVIDEND DOGS ETF (NYSE ARCA: SDOG)
ALPS INTERNATIONAL SECTOR DIVIDEND DOGS ETF (NYSE ARCA: IDOG)
ALPS EMERGING SECTOR DIVIDEND DOGS ETF (NYSE ARCA: EDOG)

SUPPLEMENT DATED JULY 26, 2019
TO THE SUMMARY PROSEPCTUSES AND PROSPECTUS DATED MARCH 31, 2019, AS
SUPPLEMENTED FROM TIME TO TIME

SDOG Summary Prospectus and SDOG Prospectus

The third sentence in the first paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

“Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S&P 500 which offer the highest dividend yields.

The third sentence in the second paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S&P 500 which offer the highest dividend yields as of the last business day of November.

IDOG Summary Prospectus and IDOG Prospectus

The second and third sentences in the first paragraph under the header entitled “Principal Investment Strategies” are hereby deleted and replaced with the following information:

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network Developed Markets (ex NA) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S Net Developed Markets which offer the highest dividend yields.

The first sentence in the third paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S Net Developed Markets which offer the highest dividend yields as of the last trading day of November.

EDOG Summary Prospectus and EDOG Prospectus

The third sentence in the first paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

“Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields.

The first sentence in the third paragraph under the header entitled “Principal Investment Strategies” is hereby deleted and replaced with the following information:

The Underlying Index methodology selects the five stocks in ten of the eleven GICS sectors (excluding the real estate sector) that make up the S-Network Emerging Markets which offer the highest dividend yields as of the last trading day of November.